Employees and directors, Pension Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Pension costs comprise [Abstract]
Defined benefit schemes	$ 11.3	$ 10.4	$ 9.0
Defined contribution schemes	34.2	31.2	32.7
Total	$ 45.5	$ 41.6	$ 41.7